RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	$ 122,291	$ 105,661
Additions	61,688	29,040
Amortization	(38,821)	(33,824)
Acquisition of subsidiaries		14,766
Exchange and other adjustments	1,896	6,648
Right-of-use assets, ending balance	147,054	122,291
Buildings
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	98,802	85,588
Additions	48,682	17,577
Amortization	(27,249)	(24,129)
Acquisition of subsidiaries		14,766
Exchange and other adjustments	1,574	5,000
Right-of-use assets, ending balance	121,809	98,802
Vehicles and equipment
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	23,489	20,073
Additions	13,006	11,463
Amortization	(11,572)	(9,695)
Acquisition of subsidiaries		0
Exchange and other adjustments	322	1,648
Right-of-use assets, ending balance	$ 25,245	$ 23,489